Basis of Presentation of the Consolidated Financial Statements - Schedule of Ownership (Detail)			12 Months Ended
	Aug. 01, 2024	Jul. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 24, 2023	Jan. 01, 2023
Arcadia Generacin Solar S.A, Held for Sale
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Proportion of ownership interest in a subsidiary sold						99.99%	99.99%
Enel Distribucin Chile S.A.
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct ownership			99.09%	99.09%	99.09%
Ownership interest			99.09%	99.09%	99.09%
Enel Colina S.A.
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of indirect ownership			100.00%	100.00%	100.00%
Ownership interest			100.00%	100.00%	100.00%
Enel Generacin Chile S.A.
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct ownership			93.55%	93.55%	93.55%
Ownership interest			93.55%	93.55%	93.55%
Empresa Elctrica Pehuenche S.A.
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of indirect ownership			92.65%	92.65%	92.65%
Ownership interest			92.65%	92.65%	92.65%
Sociedad Agrcola de Cameros Ltda.
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct ownership			57.50%	57.50%	57.50%
Ownership interest			57.50%	57.50%	57.50%
Enel X Chile SpA
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct ownership			100.00%	100.00%	100.00%
Ownership interest			100.00%	100.00%	100.00%
Enel Green Power Chile S.A.
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct ownership			99.99%	99.99%	99.99%
Ownership interest			99.99%	99.99%	99.99%
Geotrmica del Norte S.A.
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of indirect ownership			84.59%	84.59%	84.59%
Ownership interest			84.59%	84.59%	84.59%
Parque Talinay Oriente S.A.
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of indirect ownership			60.91%	60.91%	60.91%
Ownership interest			60.91%	60.91%	60.91%
Enel Mobility Chile SPA
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct ownership			100.00%	100.00%	100.00%
Ownership interest			100.00%	100.00%	100.00%
Enel X Way Chile SpA
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct ownership			62.46%	62.46%
Ownership interest	62.46%	49.00%	62.46%	62.46%